DEFFERED TAXES AND OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue and Credits, Noncurrent [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
	December 31,
	2014	2013

Provision for warranty	$208	$238
Deferred taxes	-	5,381
Deferred revenues	90	93

	$298	$5,712